Trade Accounts Receivable - Summary of Aging of Trade Accounts Receivable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Aging of trade accounts receivable [line items]
Trade accounts receivable	R$ 765,297	R$ 969,825
Unbilled [member]
Aging of trade accounts receivable [line items]
Trade accounts receivable		168,949
Current [member]
Aging of trade accounts receivable [line items]
Trade accounts receivable	327,327	386,030
Not later than one month [member]
Aging of trade accounts receivable [line items]
Trade accounts receivable	37,530	56,067
Later than one month and not later than two months [member]
Aging of trade accounts receivable [line items]
Trade accounts receivable	27,375	26,403
Later than two months and not later than three months [member]
Aging of trade accounts receivable [line items]
Trade accounts receivable	42,788	30,232
Later than three months and not later than six months [member]
Aging of trade accounts receivable [line items]
Trade accounts receivable	88,377	65,569
Later than six months and not later than one year [member]
Aging of trade accounts receivable [line items]
Trade accounts receivable	60,698	79,328
2019 [member]
Aging of trade accounts receivable [line items]
Trade accounts receivable	R$ 181,202	R$ 157,247